American Century Investments®
Quarterly Portfolio Holdings
Core Plus Fund
December 31, 2020

Core Plus - Schedule of Investments
DECEMBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 40.4%
Aerospace and Defense — 0.4%
Boeing Co. (The), 5.15%, 5/1/30	230,000	278,758
Boeing Co. (The), 5.81%, 5/1/50	545,000	752,907
L3Harris Technologies, Inc., 1.80%, 1/15/31	170,000	173,224
Raytheon Technologies Corp., 4.125%, 11/16/28	774,000	922,940
		2,127,829
Air Freight and Logistics — 0.1%
XPO Logistics, Inc., 6.25%, 5/1/25(1)	640,000	689,930
Airlines — 0.3%
Delta Air Lines, Inc., 7.375%, 1/15/26	50,000	57,152
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	725,794	776,022
Southwest Airlines Co., 5.125%, 6/15/27	620,000	738,088
		1,571,262
Auto Components — 0.1%
BorgWarner, Inc., 2.65%, 7/1/27	269,000	289,388
Automobiles — 1.1%
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	798,000	812,324
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	988,000	1,006,634
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	850,000	871,513
Ford Motor Credit Co. LLC, 4.00%, 11/13/30	520,000	547,654
General Motors Co., 5.15%, 4/1/38	352,000	423,240
General Motors Financial Co., Inc., 2.75%, 6/20/25	624,000	667,665
General Motors Financial Co., Inc., 2.70%, 8/20/27	984,000	1,044,707
Nissan Motor Co. Ltd., 4.35%, 9/17/27(1)	200,000	221,071
		5,594,808
Banks — 3.3%
Banco Santander SA, 2.75%, 5/28/25	800,000	854,736
Banistmo SA, 4.25%, 7/31/27(1)	200,000	215,120
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26	936,000	956,594
Bank of America Corp., MTN, VRN, 3.82%, 1/20/28	150,000	172,320
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31	831,000	882,819
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	1,242,000	1,295,995
Bank of America Corp., VRN, 3.42%, 12/20/28	956,000	1,081,582
BNP Paribas SA, VRN, 2.59%, 8/12/35(1)	867,000	887,361
BPCE SA, 5.15%, 7/21/24(1)	718,000	818,305
BPCE SA, VRN, 1.65%, 10/6/26(1)	328,000	335,963
Citigroup, Inc., VRN, 3.11%, 4/8/26	396,000	433,179
Citigroup, Inc., VRN, 3.52%, 10/27/28	702,000	793,812
Citigroup, Inc., VRN, 2.57%, 6/3/31	783,000	834,803
DNB Bank ASA, VRN, 1.13%, 9/16/26(1)	281,000	284,240
FNB Corp., 2.20%, 2/24/23	592,000	603,560
HSBC Holdings plc, VRN, 2.01%, 9/22/28	415,000	425,194
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28	1,076,000	1,143,043
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	946,000	1,017,526
Lloyds Banking Group plc, VRN, 2.44%, 2/5/26	759,000	802,171
Natwest Group plc, VRN, 2.36%, 5/22/24	108,000	112,437
Santander UK Group Holdings plc, VRN, 1.53%, 8/21/26	715,000	726,433
Wells Fargo & Co., 4.125%, 8/15/23	277,000	302,755
Wells Fargo & Co., 3.00%, 10/23/26	892,000	989,313

Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28	659,000	701,922
Wells Fargo & Co., VRN, 2.19%, 4/30/26	303,000	319,291
Wells Fargo & Co., VRN, 3.07%, 4/30/41	440,000	479,353
		17,469,827
Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	888,000	1,159,299
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	759,000	936,597
Constellation Brands, Inc., 4.75%, 12/1/25	140,000	165,984
		2,261,880
Biotechnology — 0.8%
AbbVie, Inc., 3.20%, 11/21/29	634,000	711,243
AbbVie, Inc., 4.55%, 3/15/35	100,000	126,717
AbbVie, Inc., 4.40%, 11/6/42	550,000	690,693
Emergent BioSolutions, Inc., 3.875%, 8/15/28(1)	924,000	958,534
Gilead Sciences, Inc., 3.65%, 3/1/26	936,000	1,063,869
Gilead Sciences, Inc., 1.65%, 10/1/30	634,000	637,088
		4,188,144
Building Products — 0.4%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	820,000	882,525
Lennox International, Inc., 1.70%, 8/1/27	176,000	179,195
Standard Industries, Inc., 4.75%, 1/15/28(1)	714,000	752,378
Standard Industries, Inc., 4.375%, 7/15/30(1)	30,000	32,138
Standard Industries, Inc., 3.375%, 1/15/31(1)	60,000	60,375
		1,906,611
Capital Markets — 3.2%
Ares Capital Corp., 3.25%, 7/15/25	373,000	395,634
Ares Finance Co. II LLC, 3.25%, 6/15/30(1)	384,000	407,097
CI Financial Corp., 3.20%, 12/17/30	1,340,000	1,374,532
Credit Suisse Group AG, VRN, 2.59%, 9/11/25(1)	258,000	271,584
Credit Suisse Group AG, VRN, 2.19%, 6/5/26(1)	1,518,000	1,587,739
FS KKR Capital Corp., 3.40%, 1/15/26	1,385,000	1,377,355
Goldman Sachs BDC, Inc., 2.875%, 1/15/26	640,000	653,999
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	1,434,000	1,610,922
Goldman Sachs Group, Inc. (The), 2.60%, 2/7/30	825,000	888,393
Goldman Sachs Group, Inc. (The), VRN, 1.09%, 12/9/26	865,000	874,733
Golub Capital BDC, Inc., 3.375%, 4/15/24	706,000	719,135
LPL Holdings, Inc., 4.625%, 11/15/27(1)	1,215,000	1,261,322
Morgan Stanley, MTN, VRN, 1.79%, 2/13/32	1,025,000	1,031,665
Morgan Stanley, VRN, 2.19%, 4/28/26	1,266,000	1,338,041
Owl Rock Capital Corp., 3.40%, 7/15/26	1,290,000	1,308,481
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)	1,043,000	1,091,280
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(1)	586,000	589,754
		16,781,666
Chemicals — 0.5%
Axalta Coating Systems LLC, 3.375%, 2/15/29(1)	150,000	150,281
CF Industries, Inc., 4.50%, 12/1/26(1)	459,000	544,096
CF Industries, Inc., 5.15%, 3/15/34	319,000	392,727
Dow Chemical Co. (The), 3.60%, 11/15/50	692,000	777,535
Nutrition & Biosciences, Inc., 1.83%, 10/15/27(1)	268,000	276,271
Westlake Chemical Corp., 3.375%, 6/15/30	460,000	506,325
		2,647,235
Commercial Services and Supplies — 0.4%
GFL Environmental, Inc., 4.00%, 8/1/28(1)	1,070,000	1,080,031
Waste Connections, Inc., 2.60%, 2/1/30	640,000	689,054

Waste Management, Inc., 2.50%, 11/15/50	190,000	191,978
		1,961,063
Communications Equipment — 0.2%
CommScope, Inc., 5.50%, 3/1/24(1)	1,155,000	1,192,382
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.90%, 10/1/30	371,000	397,881
Construction Materials — 0.2%
Cemex SAB de CV, 5.20%, 9/17/30(1)	200,000	219,550
Martin Marietta Materials, Inc., 2.50%, 3/15/30	200,000	214,247
Vulcan Materials Co., 3.50%, 6/1/30	404,000	464,163
		897,960
Consumer Finance — 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.15%, 2/15/24	438,000	459,334
Navient Corp., 6.75%, 6/25/25	660,000	718,575
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(1)	1,552,000	1,693,625
SLM Corp., 4.20%, 10/29/25	380,000	402,325
Synchrony Financial, 2.85%, 7/25/22	667,000	688,956
		3,962,815
Containers and Packaging — 0.3%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.125%, 8/15/26(1)	200,000	209,250
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	200,000	210,162
Ball Corp., 2.875%, 8/15/30	181,000	180,774
Berry Global, Inc., 1.57%, 1/15/26(1)	280,000	282,775
Berry Global, Inc., 4.875%, 7/15/26(1)	150,000	161,285
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/26	145,000	160,084
WRKCo, Inc., 3.00%, 9/15/24	288,000	310,373
		1,514,703
Diversified Consumer Services — 0.1%
Pepperdine University, 3.30%, 12/1/59	357,000	382,687
Diversified Financial Services — 0.3%
Equitable Holdings, Inc., 5.00%, 4/20/48	253,000	333,254
GE Capital Funding LLC, 4.40%, 5/15/30(1)	503,000	593,102
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	500,000	596,893
		1,523,249
Diversified Telecommunication Services — 1.0%
AT&T, Inc., 4.10%, 2/15/28	160,000	188,202
AT&T, Inc., 2.75%, 6/1/31	499,000	533,557
AT&T, Inc., 3.55%, 9/15/55(1)	140,000	139,532
AT&T, Inc., 3.80%, 12/1/57(1)	1,225,000	1,277,381
Ooredoo International Finance Ltd., MTN, 3.25%, 2/21/23	147,000	154,003
Telecom Italia SpA, 5.30%, 5/30/24(1)	739,000	804,789
Telefonica Emisiones SA, 5.46%, 2/16/21	110,000	110,617
Verizon Communications, Inc., 4.40%, 11/1/34	856,000	1,068,603
Verizon Communications, Inc., 2.65%, 11/20/40	742,000	750,446
Verizon Communications, Inc., 2.99%, 10/30/56(1)	325,000	327,178
		5,354,308
Electric Utilities — 2.7%
AEP Texas, Inc., 2.10%, 7/1/30	432,000	452,331
American Electric Power Co., Inc., 3.20%, 11/13/27	262,000	293,510
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	242,000	266,634
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	294,000	352,059
Commonwealth Edison Co., 3.20%, 11/15/49	450,000	504,244
DPL, Inc., 4.125%, 7/1/25(1)	100,000	108,082
DTE Electric Co., 2.25%, 3/1/30	432,000	463,755
Duke Energy Florida LLC, 1.75%, 6/15/30	469,000	479,893

Duke Energy Florida LLC, 3.85%, 11/15/42	147,000	176,103
Duke Energy Progress LLC, 4.15%, 12/1/44	606,000	770,247
Duke Energy Progress LLC, 3.70%, 10/15/46	501,000	606,086
EDP Finance BV, 1.71%, 1/24/28(1)	737,000	737,364
Entergy Arkansas LLC, 2.65%, 6/15/51	232,000	237,969
Entergy Texas, Inc., 1.75%, 3/15/31	424,000	425,697
Exelon Corp., 4.45%, 4/15/46	295,000	376,174
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	800,000	852,840
Florida Power & Light Co., 4.125%, 2/1/42	310,000	393,954
Florida Power & Light Co., 3.15%, 10/1/49	255,000	293,913
IPALCO Enterprises, Inc., 4.25%, 5/1/30(1)	540,000	625,467
MidAmerican Energy Co., 4.40%, 10/15/44	408,000	530,024
Nevada Power Co., 2.40%, 5/1/30	307,000	331,017
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	237,000	270,122
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	320,000	358,966
Northern States Power Co., 2.60%, 6/1/51	248,000	262,998
NRG Energy, Inc., 2.00%, 12/2/25(1)	1,020,000	1,057,677
Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49	265,000	304,910
PacifiCorp, 2.70%, 9/15/30	130,000	143,214
PacifiCorp, 3.30%, 3/15/51	422,000	485,541
Potomac Electric Power Co., 3.60%, 3/15/24	217,000	235,667
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	455,000	458,589
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	210,000	247,665
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak, 4.85%, 10/14/38(1)	200,000	223,602
Virginia Electric and Power Co., 2.45%, 12/15/50	291,000	292,602
Xcel Energy, Inc., 3.40%, 6/1/30	436,000	501,661
		14,120,577
Electrical Equipment — 0.1%
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	560,000	569,047
Energy Equipment and Services — 0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	320,000	351,617
Entertainment — 0.4%
Netflix, Inc., 3.625%, 6/15/25(1)	1,645,000	1,764,452
Netflix, Inc., 4.875%, 4/15/28	477,000	538,690
		2,303,142
Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities, Inc., 4.70%, 7/1/30	122,000	151,957
CubeSmart LP, 2.00%, 2/15/31	471,000	472,833
Equinix, Inc., 5.375%, 5/15/27	408,000	444,851
Essex Portfolio LP, 3.25%, 5/1/23	261,000	275,236
Federal Realty Investment Trust, 3.625%, 8/1/46	610,000	641,884
Healthcare Trust of America Holdings LP, 2.00%, 3/15/31	773,000	774,308
Highwoods Realty LP, 2.60%, 2/1/31	765,000	781,592
Host Hotels & Resorts LP, 3.75%, 10/15/23	620,000	655,245
Iron Mountain, Inc., 5.00%, 7/15/28(1)	1,183,000	1,258,274
Kilroy Realty LP, 3.80%, 1/15/23	461,000	483,004
Kilroy Realty LP, 4.25%, 8/15/29	397,000	460,734
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	1,195,000	1,273,302
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	540,000	558,562
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	537,000	565,033
Realty Income Corp., 3.25%, 1/15/31	175,000	198,609
Regency Centers LP, 3.70%, 6/15/30	606,000	687,523
Retail Properties of America, Inc., 4.00%, 3/15/25	273,000	279,801
SBA Communications Corp., 3.875%, 2/15/27(1)	1,140,000	1,178,593
Spirit Realty LP, 3.20%, 2/15/31	628,000	668,104

STORE Capital Corp., 2.75%, 11/18/30	760,000	773,448
Ventas Realty LP, 4.40%, 1/15/29	140,000	164,342
VEREIT Operating Partnership LP, 3.40%, 1/15/28	606,000	669,522
VEREIT Operating Partnership LP, 2.20%, 6/15/28	329,000	336,708
Welltower, Inc., 2.75%, 1/15/31	451,000	481,558
		14,235,023
Food and Staples Retailing — 1.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.25%, 3/15/26(1)	800,000	813,000
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)	260,000	286,749
Costco Wholesale Corp., 1.60%, 4/20/30	560,000	574,233
Kroger Co. (The), 3.875%, 10/15/46	395,000	463,618
Sysco Corp., 3.30%, 7/15/26	70,000	77,896
Sysco Corp., 5.95%, 4/1/30	1,382,000	1,817,779
United Natural Foods, Inc., 6.75%, 10/15/28(1)	1,325,000	1,387,911
Walmart, Inc., 4.05%, 6/29/48	100,000	135,711
		5,556,897
Food Products — 0.7%
Conagra Brands, Inc., 1.375%, 11/1/27	370,000	373,567
Kraft Heinz Foods Co., 3.875%, 5/15/27(1)	25,000	26,961
Kraft Heinz Foods Co., 3.75%, 4/1/30(1)	40,000	42,762
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	600,000	627,000
Mondelez International, Inc., 2.75%, 4/13/30	1,269,000	1,394,768
Post Holdings, Inc., 4.625%, 4/15/30(1)	1,010,000	1,063,742
		3,528,800
Gas Utilities — 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	150,000	171,089
Infraestructura Energetica Nova SAB de CV, 4.75%, 1/15/51(1)	519,000	569,603
		740,692
Health Care Equipment and Supplies — 0.1%
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	278,000	309,824
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	267,000	302,542
		612,366
Health Care Providers and Services — 2.1%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	77,000	77,385
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	151,000	162,465
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	200,000	214,000
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	1,106,000	1,169,960
Centene Corp., 4.75%, 1/15/25	165,000	169,534
Centene Corp., 4.25%, 12/15/27	176,000	186,967
Centene Corp., 4.625%, 12/15/29	1,000,000	1,111,505
Centene Corp., 3.375%, 2/15/30	380,000	400,389
Cigna Corp., 2.40%, 3/15/30	430,000	458,599
CVS Health Corp., 4.30%, 3/25/28	328,000	390,656
CVS Health Corp., 1.75%, 8/21/30	380,000	382,355
CVS Health Corp., 4.78%, 3/25/38	362,000	457,352
DaVita, Inc., 4.625%, 6/1/30(1)	780,000	827,288
Duke University Health System, Inc., 3.92%, 6/1/47	128,000	157,564
IQVIA, Inc., 5.00%, 5/15/27(1)	345,000	367,422
Molina Healthcare, Inc., 5.375%, 11/15/22	200,000	212,125
Partners Healthcare System, Inc., 3.19%, 7/1/49	301,000	333,030
Tenet Healthcare Corp., 6.75%, 6/15/23	760,000	818,368
Tenet Healthcare Corp., 4.875%, 1/1/26(1)	75,000	78,551
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	965,000	1,008,936
UnitedHealth Group, Inc., 4.75%, 7/15/45	70,000	98,733
Universal Health Services, Inc., 5.00%, 6/1/26(1)	400,000	414,424

Universal Health Services, Inc., 2.65%, 10/15/30(1)	1,682,000	1,749,261
		11,246,869
Hotels, Restaurants and Leisure — 0.8%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	780,000	804,718
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	990,000	1,046,415
International Game Technology plc, 5.25%, 1/15/29(1)	375,000	404,665
Las Vegas Sands Corp., 3.90%, 8/8/29	686,000	737,930
Marriott International, Inc., 3.50%, 10/15/32	645,000	706,961
McDonald's Corp., MTN, 4.70%, 12/9/35	162,000	209,831
Scientific Games International, Inc., 7.25%, 11/15/29(1)	260,000	285,790
		4,196,310
Household Durables — 0.3%
D.R. Horton, Inc., 2.50%, 10/15/24	452,000	482,644
Lennar Corp., 4.75%, 11/29/27	100,000	118,305
Mattamy Group Corp., 4.625%, 3/1/30(1)	225,000	238,887
MDC Holdings, Inc., 3.85%, 1/15/30	410,000	456,609
Toll Brothers Finance Corp., 4.35%, 2/15/28	100,000	111,356
Toll Brothers Finance Corp., 3.80%, 11/1/29	120,000	129,900
		1,537,701
Household Products — 0.2%
Energizer Holdings, Inc., 4.75%, 6/15/28(1)	845,000	890,461
Industrial Conglomerates — 0.3%
Carlisle Cos., Inc., 2.75%, 3/1/30	377,000	403,958
General Electric Co., 3.625%, 5/1/30	548,000	626,712
General Electric Co., 4.35%, 5/1/50	274,000	333,240
		1,363,910
Insurance — 1.0%
Athene Global Funding, 2.55%, 11/19/30(1)	530,000	530,783
Athene Holding Ltd., 3.50%, 1/15/31	1,280,000	1,354,731
Great-West Lifeco US Finance 2020 LP, 0.90%, 8/12/25(1)	580,000	582,815
Kemper Corp., 2.40%, 9/30/30	299,000	304,872
Liberty Mutual Group, Inc., 4.50%, 6/15/49(1)	200,000	251,813
Lincoln National Corp., 4.35%, 3/1/48	587,000	738,046
Protective Life Global Funding, 1.74%, 9/21/30(1)	759,000	763,366
Prudential Financial, Inc., VRN, 5.875%, 9/15/42	525,000	564,248
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(1)	307,000	334,562
		5,425,236
Interactive Media and Services — 0.1%
Rackspace Technology Global, Inc., 5.375%, 12/1/28(1)	427,000	448,168
Internet and Direct Marketing Retail — 0.2%
Meituan, 3.05%, 10/28/30(1)	207,000	215,404
QVC, Inc., 4.375%, 9/1/28	800,000	830,420
		1,045,824
IT Services — 0.3%
Fiserv, Inc., 3.50%, 7/1/29	274,000	313,285
International Business Machines Corp., 1.70%, 5/15/27	1,053,000	1,095,121
		1,408,406
Life Sciences Tools and Services†
Syneos Health, Inc., 3.625%, 1/15/29(1)	120,000	120,557
Machinery — 0.4%
Cummins, Inc., 2.60%, 9/1/50	516,000	527,163
Flowserve Corp., 3.50%, 10/1/30	500,000	533,864
GrafTech Finance, Inc., 4.625%, 12/15/28(1)	460,000	466,918
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	60,000	64,785

Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28	601,000	713,645
		2,306,375
Media — 3.4%
Cable Onda SA, 4.50%, 1/30/30(1)	200,000	220,875
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	1,165,000	1,203,561
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	640,000	675,270
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	889,000	1,062,509
Comcast Corp., 2.35%, 1/15/27	980,000	1,055,255
Comcast Corp., 3.20%, 7/15/36	337,000	383,377
Comcast Corp., 3.75%, 4/1/40	158,000	190,376
CSC Holdings LLC, 5.875%, 9/15/22	1,120,000	1,187,900
CSC Holdings LLC, 4.625%, 12/1/30(1)	725,000	757,723
Discovery Communications LLC, 5.20%, 9/20/47	620,000	807,683
Lamar Media Corp., 3.75%, 2/15/28	1,180,000	1,214,898
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	790,000	810,544
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	1,903,000	2,024,744
TEGNA, Inc., 4.75%, 3/15/26(1)	210,000	224,501
TEGNA, Inc., 4.625%, 3/15/28(1)	1,757,000	1,799,827
Time Warner Cable LLC, 4.50%, 9/15/42	319,000	373,817
ViacomCBS, Inc., 3.70%, 8/15/24	425,000	466,152
ViacomCBS, Inc., 4.75%, 5/15/25	543,000	630,538
ViacomCBS, Inc., 4.375%, 3/15/43	490,000	578,904
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	1,385,000	1,441,785
VTR Finance NV, 6.375%, 7/15/28(1)	850,000	929,688
		18,039,927
Metals and Mining — 0.7%
Freeport-McMoRan, Inc., 4.625%, 8/1/30	320,000	351,768
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	1,053,000	1,220,438
Newcrest Finance Pty Ltd., 4.20%, 5/13/50(1)	215,000	263,521
Novelis Corp., 4.75%, 1/30/30(1)	775,000	836,411
Steel Dynamics, Inc., 3.45%, 4/15/30	235,000	266,400
Steel Dynamics, Inc., 3.25%, 1/15/31	160,000	179,197
Steel Dynamics, Inc., 3.25%, 10/15/50	89,000	93,136
Teck Resources Ltd., 3.90%, 7/15/30	199,000	221,858
Teck Resources Ltd., 6.25%, 7/15/41	250,000	319,630
		3,752,359
Multi-Utilities — 0.7%
Ameren Corp., 3.50%, 1/15/31	647,000	744,884
CenterPoint Energy, Inc., 4.25%, 11/1/28	499,000	591,380
Dominion Energy, Inc., 4.90%, 8/1/41	448,000	587,941
NiSource, Inc., 5.65%, 2/1/45	375,000	540,210
Sempra Energy, 2.875%, 10/1/22	362,000	376,910
Sempra Energy, 3.25%, 6/15/27	317,000	355,029
WEC Energy Group, Inc., 1.375%, 10/15/27	680,000	692,007
		3,888,361
Oil, Gas and Consumable Fuels — 2.7%
Aker BP ASA, 3.75%, 1/15/30(1)	609,000	641,716
Aker BP ASA, 4.00%, 1/15/31(1)	242,000	262,538
Boardwalk Pipelines LP, 3.40%, 2/15/31	247,000	258,124
BP Capital Markets America, Inc., 1.75%, 8/10/30	223,000	223,916
BP Capital Markets America, Inc., 2.94%, 6/4/51	425,000	433,991
Chevron Corp., 2.00%, 5/11/27	309,000	327,845
Diamondback Energy, Inc., 4.75%, 5/31/25	110,000	123,935
Diamondback Energy, Inc., 3.50%, 12/1/29	610,000	652,324
Ecopetrol SA, 5.875%, 5/28/45	156,000	189,111

Energy Transfer Operating LP, 5.25%, 4/15/29	400,000	467,128
Energy Transfer Operating LP, 4.90%, 3/15/35	443,000	488,531
Enterprise Products Operating LLC, 4.85%, 3/15/44	508,000	631,159
Equinor ASA, 1.75%, 1/22/26	208,000	218,554
Equinor ASA, 3.25%, 11/18/49	249,000	276,728
Exxon Mobil Corp., 1.57%, 4/15/23	522,000	537,033
Geopark Ltd., 6.50%, 9/21/24	200,000	208,000
Hess Corp., 3.50%, 7/15/24	120,000	126,346
HollyFrontier Corp., 4.50%, 10/1/30	160,000	169,256
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	511,000	663,893
MPLX LP, 5.25%, 1/15/25	376,000	385,873
MPLX LP, 2.65%, 8/15/30	365,000	382,948
MPLX LP, 4.50%, 4/15/38	194,000	221,907
MPLX LP, 5.20%, 3/1/47	70,000	85,223
Ovintiv, Inc., 6.50%, 2/1/38	118,000	131,892
Petrobras Global Finance BV, 5.60%, 1/3/31	200,000	230,160
Petroleos Mexicanos, 6.375%, 2/4/21	400,000	403,250
Petroleos Mexicanos, 4.875%, 1/24/22	626,000	645,916
Petroleos Mexicanos, 6.875%, 10/16/25(1)	200,000	219,480
Petroleos Mexicanos, 6.50%, 3/13/27	702,000	740,568
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	49,578
Petroleos Mexicanos, 5.50%, 6/27/44	169,000	145,678
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30	935,000	1,005,841
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	755,000	880,893
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30(1)	310,000	367,665
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	50,000	54,724
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	500,000	516,717
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 1/15/29	49,000	55,278
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	316,000	354,623
Valero Energy Corp., 1.20%, 3/15/24	567,000	572,600
		14,350,942
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.10%, 4/30/27(1)	475,000	501,716
Pharmaceuticals — 0.9%
AdaptHealth LLC, 4.625%, 8/1/29(1)(2)	365,000	375,494
Bristol-Myers Squibb Co., 1.45%, 11/13/30	600,000	603,194
Bristol-Myers Squibb Co., 2.55%, 11/13/50	404,000	413,711
Elanco Animal Health, Inc., 4.91%, 8/27/21	150,000	153,656
Elanco Animal Health, Inc., 5.90%, 8/28/28	200,000	236,625
Royalty Pharma plc, 2.20%, 9/2/30(1)	1,087,000	1,117,526
Viatris, Inc., 2.70%, 6/22/30(1)	1,252,000	1,328,892
Viatris, Inc., 4.00%, 6/22/50(1)	268,000	307,059
		4,536,157
Professional Services — 0.2%
Jaguar Holding Co. II / PPD Development LP, 5.00%, 6/15/28(1)	1,110,000	1,186,312
Road and Rail — 0.7%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	679,000	699,031
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	591,000	822,600
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	347,000	453,978
CSX Corp., 3.25%, 6/1/27	615,000	695,861
CSX Corp., 2.50%, 5/15/51	420,000	417,203
Norfolk Southern Corp., 3.05%, 5/15/50	256,000	280,708
Union Pacific Corp., MTN, 3.55%, 8/15/39	434,000	502,377
		3,871,758

Semiconductors and Semiconductor Equipment — 1.1%
Broadcom, Inc., 3.15%, 11/15/25	571,000	623,722
Broadcom, Inc., 4.15%, 11/15/30	615,000	712,352
Microchip Technology, Inc., 2.67%, 9/1/23(1)	930,000	973,213
Microchip Technology, Inc., 4.25%, 9/1/25(1)	1,180,000	1,248,677
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	1,940,000	2,020,025
		5,577,989
Software — 0.2%
Oracle Corp., 4.00%, 7/15/46	669,000	821,207
Specialty Retail — 0.4%
Home Depot, Inc. (The), 2.50%, 4/15/27	250,000	274,628
Home Depot, Inc. (The), 3.90%, 6/15/47	371,000	473,824
Home Depot, Inc. (The), 3.35%, 4/15/50	426,000	506,997
LBM Acquisition LLC, 6.25%, 1/15/29(1)	315,000	328,295
Lowe's Cos., Inc., 1.30%, 4/15/28	520,000	524,706
		2,108,450
Technology Hardware, Storage and Peripherals — 0.6%
Dell International LLC / EMC Corp., 5.45%, 6/15/23(1)	860,000	951,433
EMC Corp., 3.375%, 6/1/23	1,533,000	1,610,340
Seagate HDD Cayman, 4.875%, 3/1/24	188,000	204,620
Seagate HDD Cayman, 4.75%, 1/1/25	402,000	438,853
		3,205,246
Textiles, Apparel and Luxury Goods†
PVH Corp., 4.625%, 7/10/25	110,000	124,043
Thrifts and Mortgage Finance — 0.1%
PennyMac Financial Services, Inc., 5.375%, 10/15/25(1)	660,000	698,775
Trading Companies and Distributors — 0.6%
Air Lease Corp., MTN, 2.875%, 1/15/26	1,014,000	1,073,700
Aircastle Ltd., 5.25%, 8/11/25(1)	1,289,000	1,420,801
Boise Cascade Co., 4.875%, 7/1/30(1)	640,000	694,000
		3,188,501
Transportation Infrastructure†
Rumo Luxembourg Sarl, 5.25%, 1/10/28(1)	200,000	216,900
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	513,000	556,555
Wireless Telecommunication Services — 0.4%
Sprint Corp., 7.625%, 2/15/25	1,060,000	1,269,573
T-Mobile USA, Inc., 2.55%, 2/15/31(1)	474,000	498,326
Vodafone Group plc, 4.375%, 2/19/43	407,000	504,607
		2,272,506
TOTAL CORPORATE BONDS (Cost $206,408,534)		213,621,310
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 26.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.5%
FHLMC, VRN, 3.27%, (1-year H15T1Y plus 2.26%), 4/1/37	34,528	36,457
FHLMC, VRN, 3.14%, (12-month LIBOR plus 1.77%), 2/1/38	47,391	50,005
FHLMC, VRN, 3.83%, (12-month LIBOR plus 1.85%), 6/1/38	113,694	120,087
FHLMC, VRN, 2.65%, (12-month LIBOR plus 1.88%), 7/1/40	41,787	43,855
FHLMC, VRN, 2.32%, (12-month LIBOR plus 1.76%), 9/1/40	76,346	79,676
FHLMC, VRN, 3.65%, (12-month LIBOR plus 1.88%), 5/1/41	56,149	59,061
FHLMC, VRN, 3.21%, (12-month LIBOR plus 1.86%), 7/1/41	115,360	121,406
FHLMC, VRN, 3.64%, (12-month LIBOR plus 1.64%), 2/1/43	9,497	9,755
FHLMC, VRN, 3.19%, (12-month LIBOR plus 1.63%), 5/1/43	27,162	28,224
FHLMC, VRN, 2.50%, (12-month LIBOR plus 1.62%), 6/1/43	1,265	1,271
FHLMC, VRN, 2.84%, (12-month LIBOR plus 1.65%), 6/1/43	33,495	33,721

FHLMC, VRN, 3.20%, (12-month LIBOR plus 1.62%), 6/1/44	109,025	113,779
FHLMC, VRN, 2.34%, (12-month LIBOR plus 1.63%), 8/1/46	221,235	229,694
FHLMC, VRN, 3.05%, (12-month LIBOR plus 1.64%), 9/1/47	117,392	122,533
FNMA, VRN, 2.12%, (6-month LIBOR plus 1.57%), 6/1/35	17,407	18,053
FNMA, VRN, 2.79%, (12-month LIBOR plus 1.72%), 12/1/37	29,450	29,872
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40	30,174	31,423
FNMA, VRN, 2.54%, (12-month LIBOR plus 1.79%), 8/1/40	82,132	85,559
FNMA, VRN, 2.32%, (12-month LIBOR plus 1.77%), 10/1/40	98,957	102,737
FNMA, VRN, 2.46%, (12-month LIBOR plus 1.75%), 8/1/41	77,176	80,568
FNMA, VRN, 3.08%, (12-month LIBOR plus 1.58%), 3/1/43	18,807	19,446
FNMA, VRN, 3.53%, (12-month LIBOR plus 1.56%), 1/1/45	79,501	81,524
FNMA, VRN, 2.62%, (12-month LIBOR plus 1.60%), 4/1/46	676,510	701,451
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	53,703	56,050
FNMA, VRN, 3.25%, (12-month LIBOR plus 1.62%), 5/1/47	562,832	588,635
		2,844,842
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 26.4%
FHLMC, 5.00%, 1/1/21	71	71
FHLMC, 5.00%, 4/1/21	46	48
FHLMC, 4.50%, 6/1/21	5	6
FHLMC, 7.00%, 9/1/27	122	138
FHLMC, 6.50%, 1/1/28	196	220
FHLMC, 7.00%, 2/1/28	29	33
FHLMC, 6.50%, 3/1/29	1,250	1,410
FHLMC, 6.50%, 6/1/29	1,638	1,837
FHLMC, 7.00%, 8/1/29	138	154
FHLMC, 5.00%, 4/1/31	177,214	200,574
FHLMC, 5.00%, 5/1/31	260,905	296,193
FHLMC, 6.50%, 5/1/31	1,460	1,638
FHLMC, 6.50%, 6/1/31	157	177
FHLMC, 5.50%, 12/1/33	16,763	19,289
FHLMC, 6.00%, 9/1/35	237,330	285,336
FHLMC, 5.50%, 12/1/37	19,168	22,550
FHLMC, 5.50%, 1/1/38	33,394	39,283
FHLMC, 6.00%, 2/1/38	141,223	167,890
FHLMC, 5.50%, 4/1/38	69,212	81,371
FHLMC, 6.00%, 8/1/38	11,271	13,227
FNMA, 6.50%, 1/1/26	808	906
FNMA, 7.00%, 12/1/27	288	319
FNMA, 7.50%, 4/1/28	1,791	2,003
FNMA, 7.00%, 5/1/28	1,656	1,719
FNMA, 7.00%, 6/1/28	29	30
FNMA, 6.50%, 1/1/29	208	236
FNMA, 6.50%, 4/1/29	755	855
FNMA, 7.00%, 7/1/29	130	130
FNMA, 7.50%, 7/1/29	1,233	1,280
FNMA, 7.50%, 9/1/30	523	614
FNMA, 5.00%, 6/1/31	194,181	220,399
FNMA, 5.00%, 7/1/31	533,018	604,995
FNMA, 7.00%, 9/1/31	2,541	2,700
FNMA, 6.50%, 1/1/32	655	735
FNMA, 6.50%, 8/1/32	3,432	3,917
FNMA, 5.50%, 2/1/33	176,179	205,120
FNMA, 5.00%, 6/1/33	169,860	195,778
FNMA, 5.50%, 6/1/33	10,599	12,345
FNMA, 5.50%, 7/1/33	56,295	65,513

FNMA, 5.00%, 8/1/33	25,386	29,429
FNMA, 5.50%, 8/1/33	24,921	29,077
FNMA, 5.50%, 9/1/33	32,342	37,709
FNMA, 4.50%, 10/1/33	113,423	125,440
FNMA, 5.00%, 11/1/33	362,973	419,725
FNMA, 6.00%, 12/1/33	210,403	251,555
FNMA, 5.50%, 1/1/34	24,271	28,298
FNMA, 5.50%, 2/1/34	99,901	116,395
FNMA, 3.50%, 3/1/34	909,346	979,096
FNMA, 5.00%, 3/1/34	64,623	74,690
FNMA, 5.50%, 4/1/34	64,995	75,726
FNMA, 5.50%, 4/1/34	194,757	225,261
FNMA, 5.00%, 8/1/34	31,349	36,403
FNMA, 5.50%, 8/1/34	61,600	71,986
FNMA, 4.50%, 1/1/35	569,166	629,149
FNMA, 5.00%, 4/1/35	305,737	355,328
FNMA, 5.00%, 6/1/35	114,233	132,736
FNMA, 5.00%, 7/1/35	218,973	253,542
FNMA, 5.00%, 8/1/35	17,871	20,785
FNMA, 5.00%, 10/1/35	50,026	58,169
FNMA, 5.50%, 12/1/35	320,321	374,825
FNMA, 5.00%, 2/1/36	37,967	44,140
FNMA, 5.50%, 4/1/36	40,189	47,250
FNMA, 5.50%, 5/1/36	81,656	96,014
FNMA, 5.50%, 7/1/36	28,487	32,795
FNMA, 5.50%, 12/1/36	15,852	18,642
FNMA, 5.50%, 2/1/37	11,166	13,131
FNMA, 5.50%, 5/1/37	15,413	18,031
FNMA, 6.00%, 7/1/37	42,739	50,662
FNMA, 6.00%, 8/1/37	50,355	60,142
FNMA, 6.50%, 8/1/37	8,385	9,725
FNMA, 6.00%, 9/1/37	152,581	180,465
FNMA, 6.00%, 11/1/37	198,351	234,967
FNMA, 5.50%, 12/1/37	82,478	97,000
FNMA, 5.50%, 2/1/38	13,654	15,686
FNMA, 5.00%, 3/1/38	54,138	62,972
FNMA, 5.50%, 6/1/38	37,512	43,365
FNMA, 6.50%, 9/1/38	113,857	128,736
FNMA, 5.50%, 12/1/38	62,937	72,097
FNMA, 5.00%, 1/1/39	22,935	25,405
FNMA, 5.50%, 1/1/39	453,257	532,781
FNMA, 4.50%, 2/1/39	97,687	109,710
FNMA, 5.00%, 2/1/39	385,073	447,939
FNMA, 4.50%, 4/1/39	246,290	278,595
FNMA, 4.50%, 5/1/39	637,058	720,536
FNMA, 6.50%, 5/1/39	111,824	131,074
FNMA, 5.00%, 8/1/39	223,998	260,482
FNMA, 4.50%, 10/1/39	1,101,518	1,247,243
FNMA, 4.00%, 10/1/40	1,158,617	1,301,060
FNMA, 4.50%, 11/1/40	1,082,951	1,216,211
FNMA, 4.00%, 8/1/41	1,118,135	1,243,065
FNMA, 4.50%, 9/1/41	566,060	636,124
FNMA, 3.50%, 10/1/41	833,836	895,740
FNMA, 5.00%, 1/1/42	362,085	420,333
FNMA, 3.50%, 2/1/42	592,041	639,122

FNMA, 3.50%, 5/1/42	299,302	325,575
FNMA, 3.50%, 6/1/42	2,383,271	2,605,053
FNMA, 3.50%, 8/1/42	125,838	134,960
FNMA, 3.50%, 8/1/42	820,334	891,680
FNMA, 3.50%, 9/1/42	212,379	230,700
FNMA, 3.50%, 5/1/45	597,836	647,721
FNMA, 4.00%, 11/1/45	869,001	943,388
FNMA, 4.00%, 11/1/45	348,747	380,503
FNMA, 4.00%, 2/1/46	1,022,919	1,112,270
FNMA, 4.00%, 4/1/46	999,128	1,081,415
FNMA, 3.50%, 2/1/47	1,544,352	1,672,385
FNMA, 3.50%, 7/1/47	999,625	1,061,681
FNMA, 6.50%, 8/1/47	3,048	3,316
FNMA, 6.50%, 9/1/47	6,148	6,668
FNMA, 6.50%, 9/1/47	298	323
FNMA, 6.50%, 9/1/47	3,241	3,512
FNMA, 4.00%, 6/1/48	2,594,546	2,782,588
FNMA, 4.00%, 10/1/48	509,396	544,397
FNMA, 4.50%, 2/1/49	762,433	827,025
FNMA, 3.50%, 5/1/49	230,187	243,183
FNMA, 4.00%, 6/1/49	514,644	549,416
FNMA, 3.00%, 12/1/49	2,021,676	2,124,256
FNMA, 3.00%, 3/1/50	2,644,305	2,792,729
FNMA, 3.00%, 3/1/50	1,598,553	1,678,433
FNMA, 3.00%, 6/1/50	784,723	828,711
FNMA, 3.00%, 6/1/50	930,632	976,428
FNMA, 3.00%, 6/1/50	909,146	953,886
FNMA, 3.00%, 6/1/50	3,102,908	3,267,716
FNMA, 3.00%, 8/1/50	1,128,669	1,183,647
FNMA, 2.50%, 10/1/50	6,844,198	7,222,446
GNMA, 2.50%, TBA	6,700,000	7,091,796
GNMA, 3.00%, TBA	7,500,000	7,842,405
GNMA, 7.00%, 11/15/22	239	241
GNMA, 7.00%, 4/20/26	137	153
GNMA, 7.50%, 8/15/26	318	358
GNMA, 8.00%, 8/15/26	139	152
GNMA, 7.50%, 5/15/27	185	188
GNMA, 8.00%, 6/15/27	360	361
GNMA, 7.00%, 2/15/28	131	131
GNMA, 7.50%, 2/15/28	64	65
GNMA, 6.50%, 3/15/28	481	534
GNMA, 6.50%, 5/15/28	12	14
GNMA, 6.50%, 5/15/28	2,144	2,384
GNMA, 7.00%, 12/15/28	190	190
GNMA, 7.00%, 5/15/31	1,608	1,908
GNMA, 5.50%, 12/15/32	62,947	72,703
GNMA, 4.50%, 8/15/33	87,997	97,857
GNMA, 6.00%, 9/20/38	72,542	84,198
GNMA, 5.50%, 11/15/38	101,546	117,032
GNMA, 5.50%, 11/15/38	28,129	31,317
GNMA, 5.50%, 12/20/38	45,899	53,760
GNMA, 6.00%, 1/20/39	16,426	19,066
GNMA, 5.00%, 3/20/39	114,689	131,211
GNMA, 4.50%, 4/15/39	114,737	128,442
GNMA, 4.50%, 6/15/39	286,879	324,864

GNMA, 4.50%, 1/15/40	167,128	186,177
GNMA, 4.50%, 4/15/40	171,833	194,590
GNMA, 4.00%, 7/15/40	143,271	155,096
GNMA, 4.00%, 11/20/40	1,640,646	1,815,073
GNMA, 4.50%, 12/15/40	239,985	271,772
GNMA, 4.50%, 7/20/41	496,811	553,624
GNMA, 3.50%, 6/20/42	852,641	927,489
GNMA, 2.50%, 7/20/46	2,073,790	2,215,943
GNMA, 2.50%, 2/20/47	414,891	442,650
GNMA, 3.00%, 4/20/50	2,369,511	2,478,578
UMBS, 2.00%, TBA	12,250,000	12,724,193
UMBS, 2.50%, TBA	26,850,000	28,301,543
UMBS, 3.00%, TBA	8,000,000	8,381,204
UMBS, 3.50%, TBA	9,100,000	9,618,737
		139,451,613
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $141,050,403)		142,296,455
COLLATERALIZED MORTGAGE OBLIGATIONS — 15.7%
Private Sponsor Collateralized Mortgage Obligations — 10.1%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.79%, 3/25/35	180,176	184,687
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(1)	187,945	192,030
Arroyo Mortgage Trust, Series 2020-1, Class M1, 4.28%, 3/25/55(1)	566,000	591,567
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.60%, 6/25/34	94,902	95,083
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.04%, 11/25/34	163,612	161,633
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, (1-year H15T1Y plus 2.25%), 2/25/36	65,142	66,664
Bellemeade Re Ltd., Series 2017-1, Class M2, VRN, 3.50%, (1-month LIBOR plus 3.35%), 10/25/27(1)	411,256	413,074
Bellemeade Re Ltd., Series 2018-1A, Class M2, VRN, 3.05%, (1-month LIBOR plus 2.90%), 4/25/28(1)	4,350,000	4,363,881
Bellemeade Re Ltd., Series 2020-4A, Class M2A, VRN, 2.75%, (1-month LIBOR plus 2.60%), 6/25/30(1)	1,550,000	1,550,969
Bunker Hill Loan Depositary Trust, Series 2019-2, Class M1, 3.67%, 7/25/49	2,916,000	2,988,420
Citigroup Mortgage Loan Trust, Series 2015-PS1, Class B3, VRN, 5.25%, 9/25/42(1)	691,790	741,204
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.22%, 8/25/34	420,796	423,384
COLT Mortgage Loan Trust, Series 2020-1, Class A3 SEQ, VRN, 2.90%, 2/25/50(1)	531,557	539,667
COLT Mortgage Loan Trust, Series 2020-2, Class M1, VRN, 5.25%, 3/25/65(1)	1,590,000	1,699,329
COLT Mortgage Loan Trust, Series 2020-3, Class A1 SEQ, VRN, 1.51%, 4/27/65(1)	906,700	915,463
Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, VRN, 3.80%, (1-month LIBOR plus 3.65%), 2/25/40(1)	1,554,000	1,573,573
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	4,621	4,481
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 6/25/47(1)	62,651	62,891
Credit Suisse Mortgage Trust, Series 2019-AFC1, Class A1, VRN, 2.57%, 7/25/49(1)	350,301	359,534
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A1, VRN, 2.24%, 2/25/50(1)	137,073	139,493
Deephaven Residential Mortgage Trust, Series 2020-1, Class B1, VRN, 3.66%, 1/25/60(1)	1,000,000	1,004,392
Eagle RE Ltd., Series 2018-1, Class M2, VRN, 3.15%, (1-month LIBOR plus 3.00%), 11/25/28(1)	700,000	703,679
Ellington Financial Mortgage Trust, Series 2020-1, Class M1, VRN, 5.24%, 5/25/65(1)	1,130,000	1,207,590
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.42%, 10/25/34	347,084	352,004
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 3/25/47(1)	48,096	48,340
Galton Funding Mortgage Trust, Series 2020-H1, Class A1 SEQ, VRN, 2.31%, 1/25/60(1)	381,339	388,799
GCAT Trust, Series 2019-NQM1, Class A3 SEQ, 3.40%, 2/25/59(1)	1,540,411	1,569,437
GCAT Trust, Series 2020-NQM2, Class A2 SEQ, 2.27%, 4/25/65(1)	694,945	704,831
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3 SEQ, VRN, 2.35%, 9/27/60(1)	606,933	609,996
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.82%, 6/25/34	76,326	75,138
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.88%, 5/25/34	143,548	138,503
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.87%, 1/25/35	167,340	167,722
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 3.64%, 9/25/35	288,022	291,544
Home RE Ltd., Series 2020-1, Class M1B, VRN, 3.40%, (1-month LIBOR plus 3.25%), 10/25/30(1)	775,000	788,659

Home RE Ltd., Series 2020-1, Class M1C, VRN, 4.30%, (1-month LIBOR plus 4.15%), 10/25/30(1)	650,000	666,229
Homeward Opportunities Fund I Trust, Series 2019-3, Class A3 SEQ, VRN, 3.03%, 11/25/59(1)	823,558	828,387
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class A3 SEQ, VRN, 2.05%, 10/25/55(1)	779,200	782,944
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class M1, VRN, 3.53%, 10/25/55(1)	800,000	806,818
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.17%, 2/25/32	13,211	13,438
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(1)	93,425	94,686
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.18%, 11/21/34	106,189	108,765
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.41%, 11/25/35	230,208	225,973
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.64%, 2/25/35	163,497	169,924
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.64%, 2/25/35	81,995	85,492
MFA Trust, Series 2020-NQM1, Class A1 SEQ, VRN, 1.48%, 3/25/65(1)	359,902	362,759
MFA Trust, Series 2020-NQM1, Class A3 SEQ, VRN, 2.30%, 8/25/49(1)	538,016	542,208
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(1)	154,962	168,227
New Residential Mortgage Loan Trust, Series 2020-NQM2, Class M1 SEQ, VRN, 3.89%, 5/24/60(1)	2,292,000	2,375,648
Oaktown Re V Ltd., Series 2020-2A, Class M1A, VRN, 2.55%, (1-month LIBOR plus 2.40%), 10/25/30(1)	421,000	421,794
Oaktown Re V Ltd., Series 2020-2A, Class M1B, VRN, 3.75%, (1-month LIBOR plus 3.60%), 10/25/30(1)	350,000	353,526
Radnor RE Ltd., Series 2020-2, Class M1B, VRN, 4.15%, (1-month LIBOR plus 4.00%), 10/25/30(1)	750,000	759,137
Radnor RE Ltd., Series 2020-2, Class M1C, VRN, 4.75%, (1-month LIBOR plus 4.60%), 10/25/30(1)	500,000	509,914
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(1)	139,250	139,865
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(1)	297,952	306,360
STACR Trust, Series 2018-DNA2, Class B1, VRN, 3.85%, (1-month LIBOR plus 3.70%), 12/25/30(1)	620,000	628,578
STACR Trust, Series 2018-HRP1, Class M2, VRN, 1.80%, (1-month LIBOR plus 1.65%), 4/25/43(1)	1,790,327	1,764,146
STACR Trust, Series 2018-HRP2, Class B1, VRN, 4.35%, (1-month LIBOR plus 4.20%), 2/25/47(1)	1,060,000	1,083,821
STACR Trust, Series 2018-HRP2, Class M3, VRN, 2.55%, (1-month LIBOR plus 2.40%), 2/25/47(1)	300,000	301,743
Starwood Mortgage Residential Trust, Series 2020-2, Class M1E, 3.00%, 4/25/60(1)	3,000,000	3,079,748
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.72%, 7/25/34	243,561	246,907
Traingle RE Ltd., Series 2020-1, Class M1C, VRN, 4.65%, (1-month LIBOR plus 4.50%), 10/25/30(1)	1,350,000	1,361,028
Verus Securitization Trust, Series 2017-1A, Class B2, VRN, 5.89%, 1/25/47(1)	800,000	833,296
Verus Securitization Trust, Series 2019-1, Class M1, VRN, 4.46%, 2/25/59(1)	800,000	818,394
Verus Securitization Trust, Series 2019-4, Class A3, 3.00%, 11/25/59(1)	1,042,915	1,067,053
Verus Securitization Trust, Series 2019-4, Class M1, VRN, 3.21%, 11/25/59(1)	750,000	769,594
Verus Securitization Trust, Series 2020-1, Class A3 SEQ, VRN, 2.72%, 1/25/60(1)	308,685	314,600
Verus Securitization Trust, Series 2020-2, Class M1, VRN, 5.36%, 5/25/60(1)	800,000	834,981
Verus Securitization Trust, Series 2020-4, Class A3 SEQ, VRN, 2.32%, 5/25/65(1)	436,368	440,139
Verus Securitization Trust, Series 2020-4, Class M1, VRN, 3.29%, 5/25/65(1)	2,174,000	2,224,866
Vista Point Securitization Trust, Series 2020-1, Class B1, VRN, 5.375%, 3/25/65(1)	2,600,000	2,688,346
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	30,814	32,122
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	202,862	198,254
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.01%, 4/25/36	72,403	67,993
		53,595,364
U.S. Government Agency Collateralized Mortgage Obligations — 5.6%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 11/25/23	1,215,045	1,212,467
FHLMC, Series 2014-DN2, Class M3, VRN, 3.75%, (1-month LIBOR plus 3.60%), 4/25/24	945,505	942,567
FHLMC, Series 2014-DN3, Class M3, VRN, 4.15%, (1-month LIBOR plus 4.00%), 8/25/24	269,455	275,932
FHLMC, Series 2014-HQ3, Class M3, VRN, 4.90%, (1-month LIBOR plus 4.75%), 10/25/24	155,697	157,730
FHLMC, Series 2015-DNA3, Class M3F, VRN, 3.85%, (1-month LIBOR plus 3.70%), 4/25/28	262,146	271,308
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.40%, (1-month LIBOR plus 3.25%), 5/25/25	307,948	314,645
FHLMC, Series 2016-DNA1, Class M3, VRN, 5.70%, (1-month LIBOR plus 5.55%), 7/25/28	720,533	754,933
FHLMC, Series 2016-DNA2, Class M3, VRN, 4.80%, (1-month LIBOR plus 4.65%), 10/25/28	390,408	407,940
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.15%, (1-month LIBOR plus 5.00%), 12/25/28	1,072,755	1,125,666
FHLMC, Series 2016-DNA4, Class M3, VRN, 3.95%, (1-month LIBOR plus 3.80%), 3/25/29	400,714	416,651
FHLMC, Series 2016-HQA4, Class M3, VRN, 4.05%, (1-month LIBOR plus 3.90%), 4/25/29	439,078	457,384
FHLMC, Series 2017-DNA1, Class M2, VRN, 3.40%, (1-month LIBOR plus 3.25%), 7/25/29	623,897	641,350
FHLMC, Series 2017-DNA2, Class M2, VRN, 3.60%, (1-month LIBOR plus 3.45%), 10/25/29	1,682,000	1,745,056
FHLMC, Series 2017-HQA2, Class M2B, VRN, 2.80%, (1-month LIBOR plus 2.65%), 12/25/29	1,200,000	1,174,827

FHLMC, Series 2018-HQA2, Class M2, VRN, 2.45%, (1-month LIBOR plus 2.30%), 10/25/48(1)	134,000	133,276
FHLMC, Series 2019-DNA2, Class B1, VRN, 4.50%, (1-month LIBOR plus 4.35%), 3/25/49(1)	600,000	611,382
FHLMC, Series 2019-DNA2, Class M2, VRN, 2.60%, (1-month LIBOR plus 2.45%), 3/25/49(1)	277,564	278,020
FHLMC, Series 2019-FTR2, Class M2, VRN, 2.30%, (1-month LIBOR plus 2.15%), 11/25/48(1)	520,000	517,096
FHLMC, Series 2020-DNA2, Class B1, VRN, 2.65%, (1-month LIBOR plus 2.50%), 2/25/50(1)	1,250,000	1,235,964
FHLMC, Series 2020-DNA3, Class B1, VRN, 5.25%, (1-month LIBOR plus 5.10%), 6/25/50(1)	900,000	942,929
FHLMC, Series 2020-DNA3, Class M2, VRN, 3.15%, (1-month LIBOR plus 3.00%), 6/25/50(1)	200,000	201,824
FHLMC, Series 2020-DNA4, Class B1, VRN, 6.15%, (1-month LIBOR plus 6.00%), 8/25/50(1)	90,000	95,842
FHLMC, Series 2020-DNA4, Class M2, VRN, 3.90%, (1-month LIBOR plus 3.75%), 8/25/50(1)	350,000	356,691
FHLMC, Series 2020-DNA6, Class M2, VRN, 2.08%, (SOFR plus 2.00%), 12/25/50(1)	3,020,000	3,034,893
FHLMC, Series 2020-HQA2, Class M2, VRN, 3.25%, (1-month LIBOR plus 3.10%), 3/25/50(1)	250,000	253,340
FHLMC, Series 2020-HQA3, Class M2, VRN, 3.75%, (1-month LIBOR plus 3.60%), 7/25/50(1)	380,000	384,529
FHLMC, Series 2020-HQA4, Class M2, VRN, 3.30%, (1-month LIBOR plus 3.15%), 9/25/50(1)	200,000	202,884
FHLMC, Series 3397, Class GF, VRN, 0.66%, (1-month LIBOR plus 0.50%), 12/15/37	145,859	148,048
FNMA, Series 2014-C01, Class M2, VRN, 4.55%, (1-month LIBOR plus 4.40%), 1/25/24	494,943	500,677
FNMA, Series 2014-C02, Class 1M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	3,852,227	3,766,645
FNMA, Series 2014-C02, Class 2M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	496,520	494,008
FNMA, Series 2014-C03, Class 1M2, VRN, 3.15%, (1-month LIBOR plus 3.00%), 7/25/24	556,731	542,464
FNMA, Series 2014-C03, Class 2M2, VRN, 3.05%, (1-month LIBOR plus 2.90%), 7/25/24	204,576	205,747
FNMA, Series 2014-C04, Class 1M2, VRN, 5.05%, (1-month LIBOR plus 4.90%), 11/25/24	406,168	418,330
FNMA, Series 2014-C04, Class 2M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 11/25/24	394,629	405,826
FNMA, Series 2015-C02, Class 1M2, VRN, 4.15%, (1-month LIBOR plus 4.00%), 5/25/25	106,074	108,389
FNMA, Series 2015-C03, Class 1M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 7/25/25	902,321	931,315
FNMA, Series 2015-C03, Class 2M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 7/25/25	214,229	218,198
FNMA, Series 2015-C04, Class 1M2, VRN, 5.85%, (1-month LIBOR plus 5.70%), 4/25/28	596,037	638,742
FNMA, Series 2016-C01, Class 1M2, VRN, 6.90%, (1-month LIBOR plus 6.75%), 8/25/28	87,686	94,344
FNMA, Series 2016-C01, Class 2M2, VRN, 7.10%, (1-month LIBOR plus 6.95%), 8/25/28	858,301	914,515
FNMA, Series 2016-C03, Class 2M2, VRN, 6.05%, (1-month LIBOR plus 5.90%), 10/25/28	80,429	84,821
FNMA, Series 2016-C04, Class 1M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 1/25/29	461,314	482,025
FNMA, Series 2016-C06, Class 1M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 4/25/29	454,734	478,008
FNMA, Series 2017-C03, Class 1M2, VRN, 3.15%, (1-month LIBOR plus 3.00%), 10/25/29	204,660	207,816
FNMA, Series 2017-C06, Class 2M2, VRN, 2.95%, (1-month LIBOR plus 2.80%), 2/25/30	465,475	471,078
FNMA, Series 2017-C07, Class 1M2, VRN, 2.55%, (1-month LIBOR plus 2.40%), 5/25/30	105,601	105,440
GNMA, Series 2007-5, Class FA, VRN, 0.29%, (1-month LIBOR plus 0.14%), 2/20/37	158,172	157,722
		29,521,284
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $82,207,732)		83,116,648
U.S. TREASURY SECURITIES — 10.4%
U.S. Treasury Bonds, 4.50%, 5/15/38	1,148,000	1,732,090
U.S. Treasury Bonds, 3.50%, 2/15/39	527,000	714,867
U.S. Treasury Bonds, 4.375%, 11/15/39(3)	600,000	906,352
U.S. Treasury Bonds, 1.125%, 5/15/40(3)	400,000	379,375
U.S. Treasury Bonds, 3.125%, 11/15/41	638,000	833,338
U.S. Treasury Bonds, 3.125%, 2/15/42	2,852,000	3,734,783
U.S. Treasury Bonds, 3.00%, 5/15/42	3,233,000	4,152,511
U.S. Treasury Bonds, 2.75%, 11/15/42	1,085,000	1,342,391
U.S. Treasury Bonds, 2.875%, 5/15/43	400,000	504,937
U.S. Treasury Bonds, 3.625%, 2/15/44	455,000	643,345
U.S. Treasury Bonds, 3.125%, 8/15/44(3)	200,000	263,367
U.S. Treasury Bonds, 3.00%, 11/15/44	200,000	258,437
U.S. Treasury Bonds, 2.50%, 2/15/45	1,900,000	2,262,187
U.S. Treasury Bonds, 3.00%, 11/15/45	200,000	259,852
U.S. Treasury Bonds, 2.50%, 2/15/46	1,534,000	1,829,595
U.S. Treasury Bonds, 2.25%, 8/15/46	500,000	569,766
U.S. Treasury Bonds, 3.375%, 11/15/48	5,649,000	7,920,957

U.S. Treasury Bonds, 2.25%, 8/15/49	3,000,000	3,427,031
U.S. Treasury Bonds, 2.375%, 11/15/49	510,000	598,035
U.S. Treasury Bonds, 1.625%, 11/15/50	200,000	198,859
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	5,394,870	6,109,858
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	14,420,526	16,184,256
TOTAL U.S. TREASURY SECURITIES (Cost $52,836,426)		54,826,189
EXCHANGE-TRADED FUNDS — 5.5%
iShares Broad USD High Yield Corporate Bond ETF	125,700	5,186,382
iShares iBoxx High Yield Corporate Bond ETF	124,000	10,825,200
iShares Preferred & Income Securities ETF	63,600	2,449,236
SPDR Bloomberg Barclays High Yield Bond ETF	95,100	10,360,194
TOTAL EXCHANGE-TRADED FUNDS (Cost $28,374,210)		28,821,012
COLLATERALIZED LOAN OBLIGATIONS — 5.0%
Aimco CLO 12 Ltd., Series 2020-12A, Class C, VRN, 2.37%, (3-month LIBOR plus 2.15%), 1/17/32(1)(2)	1,750,000	1,750,000
Allegany Park CLO Ltd., Series 2019-1A, Class C, VRN, 2.77%, (3-month LIBOR plus 2.55%), 1/20/33(1)	200,000	202,325
Anchorage Capital CLO 16 Ltd., Series 2020-16A, Class B, VRN, 2.40%, (3-month LIBOR plus 2.20%), 10/20/31(1)	1,000,000	1,009,521
Anchorage Credit Opportunities CLO Ltd., Series 2019-1A, Class A1, VRN, 2.17%, (3-month LIBOR plus 1.95%), 1/20/32(1)	702,000	701,839
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 1.44%, (3-month LIBOR plus 1.20%), 1/15/29(1)	675,000	676,806
Atrium IX, Series 2009A, Class BR, VRN, 1.97%, (3-month LIBOR plus 1.75%), 5/28/30(1)	775,000	776,349
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 1.67%, (3-month LIBOR plus 1.45%), 4/20/31(1)	575,000	557,793
CBAM Ltd., Series 2018-5A, Class B1, VRN, 1.62%, (3-month LIBOR plus 1.40%), 4/17/31(1)	200,000	198,353
Deer Creek CLO Ltd., Series 2017-1A, Class A, VRN, 1.40%, (3-month LIBOR plus 1.18%), 10/20/30(1)	1,150,000	1,151,123
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A2LR, VRN, 1.87%, (3-month LIBOR plus 1.65%), 8/15/30(1)	150,000	149,974
Elmwood CLO IV Ltd., Series 2020-1A, Class B, VRN, 1.94%, (3-month LIBOR plus 1.70%), 4/15/33(1)	500,000	503,603
Elmwood CLO V Ltd., Series 2020-2A, Class B, VRN, 2.48%, (3-month LIBOR plus 2.20%), 7/24/31(1)	375,000	379,105
Elmwood CLO VII Ltd., Series 2020-4A, Class C, VRN, 2.40%, (3-month LIBOR plus 2.25%), 1/17/34(1)	1,000,000	1,004,215
Flatiron CLO 20 Ltd., Series 2020-1A, Class C, VRN, 2.70%, (3-month LIBOR plus 2.45%), 11/20/33(1)	950,000	953,880
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class A, VRN, 1.52%, (3-month LIBOR plus 1.30%), 10/20/32(1)	700,000	704,135
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.34%, (3-month LIBOR plus 1.12%), 7/20/31(1)	447,000	445,965
Kayne CLO 9 Ltd., Series 2020-9A, Class B1, VRN, 2.14%, (3-month LIBOR plus 1.90%), 1/15/34(1)	1,400,000	1,391,502
KKR CLO Ltd., Series 19, Class A2, VRN, 1.74%, (3-month LIBOR plus 1.50%), 10/15/30(1)	3,000,000	2,980,857
KKR CLO Ltd., Series 2022A, Class A, VRN, 1.37%, (3-month LIBOR plus 1.15%), 7/20/31(1)	421,000	419,295
KKR CLO Ltd., Series 2030A, Class A1, VRN, 1.74%, (3-month LIBOR plus 1.50%), 10/17/31(1)	743,000	747,032
KKR CLO Ltd., Series 2030A, Class B1, VRN, 2.24%, (3-month LIBOR plus 2.00%), 10/17/31(1)	500,000	501,763
Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, VRN, 1.84%, (3-month LIBOR plus 1.60%), 1/15/33(1)	100,000	100,554
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.74%, (3-month LIBOR plus 1.50%), 4/15/31(1)	450,000	448,922
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 2.09%, (3-month LIBOR plus 1.85%), 1/15/33(1)	350,000	354,137
Magnetite XXIV Ltd., Series 2019-24A, Class C, VRN, 2.79%, (3-month LIBOR plus 2.55%), 1/15/33(1)	250,000	250,984
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A, Class B, VRN, 1.72%, (3-month LIBOR plus 1.50%), 10/18/30(1)	1,500,000	1,501,451
Octagon Investment Partners 24 Ltd., Series 2015-1A, Class BS, VRN, 2.11%, (3-month LIBOR plus 1.90%), 4/21/31(1)	500,000	502,347
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class B1, VRN, 2.09%, (3-month LIBOR plus 1.85%), 10/15/32(1)	200,000	200,372
Octagon Investment Partners 47 Ltd., Series 2020-1A, Class A1, VRN, 2.07%, (3-month LIBOR plus 1.85%), 4/20/31(1)	1,000,000	1,006,835
Reese Park CLO Ltd., Series 2020-1A, Class C1, VRN, 2.69%, (3-month LIBOR plus 2.45%), 10/15/32(1)	950,000	955,570
Rockford Tower CLO Ltd., Series 2018-1A, Class C, VRN, 2.27%, (3-month LIBOR plus 2.05%), 5/20/31(1)	1,250,000	1,245,477
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 2.60%, (3-month LIBOR plus 2.35%), 1/20/32(1)	1,100,000	1,103,550
Silver Creek CLO Ltd., Series 2014-1A, Class AR, VRN, 1.46%, (3-month LIBOR plus 1.24%), 7/20/30(1)	750,000	751,210
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 1.29%, (3-month LIBOR plus 1.07%), 10/20/28(1)	542,000	542,405
Voya CLO Ltd., Series 2013-2A, Class A2AR, VRN, 1.61%, (3-month LIBOR plus 1.40%), 4/25/31(1)	350,000	340,862
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $26,416,583)		26,510,111

ASSET-BACKED SECURITIES — 3.9%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 0.97%, (1-month LIBOR plus 0.83%), 5/25/34	1,210,846	1,189,523
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	545,760	558,692
DT Auto Owner Trust, Series 2020-3A, Class C, 1.47%, 6/15/26(1)	800,000	808,042
FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.74%, 9/17/25(1)	510,000	517,689
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(1)	944,000	933,969
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(1)	1,100,000	1,101,483
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	1,301,412	1,391,162
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(1)	1,170,176	1,191,984
Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, VRN, 0.80%, (1-month LIBOR plus 0.65%), 4/10/31(1)	159,548	159,546
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(1)	213,347	213,823
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	187,258	188,337
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	268,902	271,277
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(1)	756,871	776,190
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(1)	576,515	600,122
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(1)	193,606	200,655
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(1)	325,000	326,305
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(1)	1,273,816	1,304,640
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(1)	1,000,000	1,021,639
Progress Residential Trust, Series 2018-SFR3, Class G, 5.62%, 10/17/35(1)	1,400,000	1,427,272
Progress Residential Trust, Series 2019-SFR3, Class A SEQ, 2.27%, 9/17/36(1)	622,522	637,432
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	339,262	345,526
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(1)	199,747	206,321
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(1)	556,952	576,693
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.12%, 5/20/36(1)	260,374	264,030
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(1)	300,000	323,760
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(1)	15,665	16,138
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(1)	542,444	576,679
Tricon American Homes, Series 2020-SFR1, Class C, 2.25%, 7/17/38(1)	500,000	508,389
Tricon American Homes, Series 2020-SFR1, Class D, 2.55%, 7/17/38(1)	1,200,000	1,214,100
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	535,488	538,874
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)	152,104	153,645
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	940,197	982,595
TOTAL ASSET-BACKED SECURITIES (Cost $20,368,086)		20,526,532
PREFERRED STOCKS — 1.7%
Banks — 1.0%
Bank of America Corp., 5.20%	1,370,000	1,428,870
Citigroup, Inc., 4.32%	1,015,000	1,012,463
JPMorgan Chase & Co., 4.60%	2,452,000	2,534,755
		4,976,088
Capital Markets — 0.6%
Goldman Sachs Group, Inc. (The), 4.13%	1,570,000	1,570,753
Morgan Stanley, 3.85%	1,724,000	1,711,634
		3,282,387
Oil, Gas and Consumable Fuels — 0.1%
BP Capital Markets plc, 4.375%	460,000	493,373
TOTAL PREFERRED STOCKS (Cost $8,467,303)		8,751,848
MUNICIPAL SECURITIES — 1.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	330,000	515,602
California State University Rev., 2.98%, 11/1/51	480,000	513,581
Chicago GO, 7.05%, 1/1/29	45,000	48,851
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 3.61%, 8/15/40 (AGM)	105,000	110,655
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	387,000	416,524

Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	255,000	266,896
Houston GO, 3.96%, 3/1/47	255,000	315,471
Los Angeles Community College District GO, 6.75%, 8/1/49	130,000	233,983
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	240,000	314,489
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	185,000	247,782
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	50,000	66,115
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	150,000	251,844
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	40,000	65,393
New York State Dormitory Authority Rev., 3.19%, 2/15/43	85,000	92,834
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	455,000	464,136
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	160,000	195,877
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	240,000	374,290
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	300,000	418,485
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	455,000	512,944
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	395,000	547,735
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	280,000	401,063
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	178,000	269,476
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	130,000	137,687
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	180,000	253,982
San Jose Redevelopment Agency Successor Agency Tax Allocation, 3.375%, 8/1/34	145,000	155,901
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	230,000	294,837
State of California GO, 4.60%, 4/1/38	140,000	168,437
State of California GO, 7.55%, 4/1/39	260,000	457,062
State of California GO, 7.30%, 10/1/39	135,000	223,081
State of California GO, 7.60%, 11/1/40	25,000	45,277
State of Washington GO, 5.14%, 8/1/40	90,000	126,509
TOTAL MUNICIPAL SECURITIES (Cost $7,644,388)		8,506,799
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.0%
Brazil†
Brazilian Government International Bond, 4.875%, 1/22/21	190,000	190,047
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	151,000	153,922
Chile Government International Bond, 3.625%, 10/30/42	153,000	179,584
		333,506
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	561,000	572,127
Dominican Republic†
Dominican Republic International Bond, 5.95%, 1/25/27	200,000	235,750

Egypt†
Egypt Government International Bond, 8.50%, 1/31/47	200,000	227,700
Jordan — 0.1%
Jordan Government International Bond, 7.375%, 10/10/47	400,000	468,581
Namibia†
Namibia International Bonds, 5.25%, 10/29/25	200,000	215,579
Panama — 0.1%
Panama Government International Bond, 6.70%, 1/26/36	217,000	323,177
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	299,000	471,462
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21	505,000	505,544
Philippine Government International Bond, 6.375%, 10/23/34	235,000	345,618
		851,162

Poland — 0.1%
Republic of Poland Government International Bond, 5.125%, 4/21/21	239,000	242,728
Republic of Poland Government International Bond, 3.00%, 3/17/23	265,000	280,490
		523,218
Russia — 0.1%
Russian Foreign Bond - Eurobond, 5.25%, 6/23/47	200,000	277,394
Tunisia†
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	200,000	183,582
Turkey†
Turkey Government International Bond, 6.875%, 3/17/36	200,000	218,475
Uruguay — 0.1%
Uruguay Government International Bond, 4.375%, 10/27/27	125,000	148,258
Uruguay Government International Bond, 4.125%, 11/20/45	211,000	264,277
		412,535
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $5,207,750)		5,504,295
BANK LOAN OBLIGATIONS(4) — 0.9%
Food Products†
United Natural Foods, Inc., Term Loan B, 4.40%, (1-month LIBOR plus 4.25%), 10/22/25	119,342	118,844
Health Care Equipment and Supplies — 0.1%
Avantor Funding, Inc., USD Term Loan B3, 3.25%, (1-month LIBOR plus 2.25%), 11/21/24	508,163	509,540
Health Care Providers and Services — 0.5%
Acadia Healthcare Company, Inc., 2018 Term Loan B4, 2.65%, (1-month LIBOR plus 2.50%), 2/16/23	1,190,419	1,188,937
Jaguar Holding Company II, 2018 Term Loan, 3.50%, (1-month LIBOR plus 2.50%), 8/18/22	1,496,042	1,497,262
		2,686,199
Pharmaceuticals — 0.3%
Bausch Health Companies Inc., 2018 Term Loan B, 3.15%, (1-month LIBOR plus 3.00%), 6/2/25	1,243,852	1,240,941
TOTAL BANK LOAN OBLIGATIONS (Cost $4,540,344)		4,555,524
TEMPORARY CASH INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $4,661,690)	4,661,690	4,661,690
TOTAL INVESTMENT SECURITIES — 113.9% (Cost $588,183,449)		601,698,413
OTHER ASSETS AND LIABILITIES(5) — (13.9)%		(73,354,576)
TOTAL NET ASSETS — 100.0%		$528,343,837

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,232,405	AUD	1,671,406	UBS AG	3/17/21	$(56,935)
BRL	6,614,743	USD	1,263,465	Goldman Sachs & Co.	3/17/21	8,008
USD	1,272,262	BRL	6,614,743	Goldman Sachs & Co.	3/17/21	789
CAD	1,000,889	USD	773,147	Morgan Stanley	3/17/21	13,318
USD	873,100	COP	3,107,285,278	Goldman Sachs & Co.	3/17/21	(35,079)
USD	668,223	CZK	14,561,864	UBS AG	3/17/21	(10,043)
USD	783,318	EUR	646,192	JPMorgan Chase Bank N.A.	3/17/21	(7,385)
GBP	460,142	USD	615,242	Bank of America N.A.	3/17/21	14,285
USD	723,310	ILS	2,375,504	UBS AG	3/17/21	(16,867)
USD	1,009,641	ILS	3,270,227	UBS AG	3/17/21	(9,320)
KZT	252,251,300	USD	580,355	Goldman Sachs & Co.	3/17/21	10,547
MXN	42,333,970	USD	2,084,267	UBS AG	3/17/21	25,885
MYR	1,701,897	USD	416,743	Goldman Sachs & Co.	3/17/21	8,371
NOK	6,583,244	USD	766,860	Goldman Sachs & Co.	3/17/21	742
USD	745,539	NOK	6,583,244	Goldman Sachs & Co.	3/17/21	(22,064)
NZD	1,771,774	USD	1,251,944	UBS AG	3/17/21	23,241
PEN	4,150,581	USD	1,150,574	Goldman Sachs & Co.	3/17/21	(3,818)
PEN	2,634,313	USD	735,533	Goldman Sachs & Co.	3/17/21	(7,704)
PEN	4,814,309	USD	1,341,332	Goldman Sachs & Co.	3/17/21	(11,195)
USD	1,640,191	PHP	79,054,918	UBS AG	3/17/21	(90)
SEK	5,127,887	USD	604,037	Goldman Sachs & Co.	3/17/21	19,702
TRY	10,001,893	USD	1,225,422	UBS AG	3/17/21	82,818
TWD	46,769,505	USD	1,668,927	UBS AG	3/17/21	16,047
						$43,253

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	51	March 2021	$7,041,984	$6,307
U.S. Treasury 2-Year Notes	9	March 2021	1,988,789	331
U.S. Treasury 5-Year Notes	184	March 2021	23,214,188	37,891
U.S. Treasury Long Bonds	44	March 2021	7,620,250	16,714
U.S. Treasury Ultra Bonds	39	March 2021	8,328,938	65,381
			$48,194,149	$126,624

^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	196	March 2021	$30,646,438	$(8,769)

^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$1,500,000	$(368)	$8,649	$8,281
CPURNSA	Receive	2.14%	12/16/30	$1,000,000	509	6,072	6,581
					$141	$14,721	$14,862

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
COP	-	Colombian Peso
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
ILS	-	Israeli Shekel
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
UMBS	-	Uniform Mortgage-Backed Securities
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $178,221,604, which represented 33.7% of total net assets. Of these securities, 0.4% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $605,105.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	213,621,310	—
U.S. Government Agency Mortgage-Backed Securities	—	142,296,455	—
Collateralized Mortgage Obligations	—	83,116,648	—
U.S. Treasury Securities	—	54,826,189	—
Exchange-Traded Funds	28,821,012	—	—
Collateralized Loan Obligations	—	26,510,111	—
Asset-Backed Securities	—	20,526,532	—
Preferred Stocks	—	8,751,848	—
Municipal Securities	—	8,506,799	—
Sovereign Governments and Agencies	—	5,504,295	—
Bank Loan Obligations	—	4,555,524	—
Temporary Cash Investments	4,661,690	—	—
	33,482,702	568,215,711	—
Other Financial Instruments
Futures Contracts	126,624	—	—
Swap Agreements	—	14,862	—
Forward Foreign Currency Exchange Contracts	—	223,753	—
	126,624	238,615	—

Liabilities
Other Financial Instruments
Futures Contracts	8,769	—	—
Forward Foreign Currency Exchange Contracts	—	180,500	—
	8,769	180,500	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.